1933 Act
                                                                    Rule 497(j)
                                                                      VIA EDGAR
                                                                      ---------

                                                                   May 30, 2003


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Phoenix Life Variable Universal Life Account
         Phoenix Life Insurance Company
         File No. 033-06793

To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the forms of Prospectus (Versions A and B) that would have been filed under rule 497(c), would not have differed from that contained in the most recent amendment and has been filed electronically on Form N-6 pursuant to Rule 485(b) on May 30, 2003.

Please direct any questions regarding this filing to the undersigned at 860.403.5788.

                                       Very truly yours,


                                       /s/ Richard J. Wirth
                                       ----------------------------------------
                                       Richard J. Wirth, Vice President and
                                       Insurance & Investment Products Counsel
                                       The Phoenix Companies, Inc.